UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02354

Name of Fund: BlackRock Liquidity Funds

California Money Fund

Federal Trust Fund

FedFund

MuniCash

MuniFund

New York Money Fund

TempCash

TempFund

T-Fund

Treasury Trust Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John Perlowski, Chief Executive Officer, BlackRock Liquidity Funds, 55 East 52nd Street, New York City, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31

Date of reporting period: 07/01/2016 – 06/30/2017

Item 1 – Proxy Voting Record – Attached hereto.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-02354
Reporting Period: 07/01/2016 - 06/30/2017
BlackRock Liquidity Funds

============================ California Money Fund =============================

NUVEEN CALIFORNIA AMT-FREE MUNICIPAL INCOME FUND

Ticker:       NKX            Security ID:  670651603
Meeting Date: NOV 15, 2016   Meeting Type: Annual
Record Date:  SEP 19, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a.1  Elect Director Judith M. Stockdale      For       For          Management
1a.2  Elect Director Carole E. Stone          For       For          Management
1a.3  Elect Director Margaret L. Wolff        For       For          Management
1a.4  Elect Director William C. Hunter        For       For          Management
1a.5  Elect Director William J. Schneider     For       For          Management

============================== Federal Trust Fund ==============================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=================================== FedFund ====================================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=================================== MuniCash ===================================

NUVEEN CALIFORNIA AMT-FREE MUNICIPAL INCOME FUND

Ticker:       NKX            Security ID:  670651603
Meeting Date: NOV 15, 2016   Meeting Type: Annual
Record Date:  SEP 19, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a.1  Elect Director Judith M. Stockdale      For       For          Management
1a.2  Elect Director Carole E. Stone          For       For          Management
1a.3  Elect Director Margaret L. Wolff        For       For          Management
1a.4  Elect Director William C. Hunter        For       For          Management
1a.5  Elect Director William J. Schneider     For       For          Management

--------------------------------------------------------------------------------

NUVEEN CALIFORNIA AMT-FREE MUNICIPAL INCOME FUND

Ticker:       NKX            Security ID:  670651876
Meeting Date: NOV 15, 2016   Meeting Type: Annual
Record Date:  SEP 19, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a.1  Elect Director Judith M. Stockdale      For       For          Management
1a.2  Elect Director Carole E. Stone          For       For          Management
1a.3  Elect Director Margaret L. Wolff        For       For          Management
1a.4  Elect Director William C. Hunter        For       For          Management
1a.5  Elect Director William J. Schneider     For       For          Management

=================================== MuniFund ===================================

NUVEEN AMT-FREE MUNICIPAL INCOME FUND

Ticker:       NEA            Security ID:  670657808
Meeting Date: AUG 19, 2016   Meeting Type: Annual
Record Date:  APR 18, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Judith M. Stockdale      For       For          Management
1.2   Elect Director Carole E. Stone          For       For          Management
1.3   Elect Director Margaret L. Wolff        For       For          Management
1.4   Elect Director William C. Hunter        For       For          Management
1.5   Elect Director William J. Schneider     For       For          Management
2     Approve Reorganization of Funds         For       For          Management
      Between Nuveen Funds and Nuveen
      AMT-Free Municipal Income Fund
3     Issue Shares in Connection with         For       For          Management
      Acquisition

============================= New York Money Fund ==============================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=================================== TempCash ===================================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=================================== TempFund ===================================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

==================================== T-Fund ====================================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

============================= Treasury Trust Fund ==============================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Liquidity Funds

By:	/s/ John Perlowski
John Perlowski
Chief Executive Officer of
BlackRock Liquidity Funds

Date:	August 25, 2017